John Hancock
Multi-Index Preservation Portfolios
Quarterly portfolio holdings 5/31/2021

Portfolios' investments
MULTI-INDEX 2065 PRESERVATION PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.5%
Equity - 70.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	343,223	$4,959,574

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,682,631)		$4,959,574
UNAFFILIATED INVESTMENT COMPANIES - 23.2%
Exchange-traded funds - 23.2%
Financial Select Sector SPDR Fund	2,053	77,993
Vanguard Emerging Markets Government Bond ETF	427	33,934
Vanguard FTSE Emerging Markets ETF (C)	2,072	111,639
Vanguard Health Care ETF	329	78,953
Vanguard Information Technology ETF	200	74,456
Vanguard Intermediate-Term Corporate Bond ETF	1,543	145,335
Vanguard Mid-Cap ETF	1,686	394,355
Vanguard S&P 500 ETF	142	54,830
Vanguard Small-Cap ETF	296	65,884
Vanguard Total Bond Market ETF	6,111	521,024
Xtrackers USD High Yield Corporate Bond ETF	1,806	72,223

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,578,444)		$1,630,626
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.0%
U.S. Government - 6.0%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$203,000	106,550
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	132,000	72,147
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	196,000	106,441
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	278,000	140,312

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $434,956)		$425,450
SHORT-TERM INVESTMENTS - 1.8%
Short-term funds - 1.8%
John Hancock Collateral Trust, 0.0241% (D)(E)	5,465	54,681
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	72,653	72,653

TOTAL SHORT-TERM INVESTMENTS (Cost $127,333)		$127,334
Total investments (Cost $6,823,364) - 101.5%		$7,142,984
Other assets and liabilities, net - (1.5%)		(106,861)
TOTAL NET ASSETS - 100.0%		$7,036,123
MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.4%
Equity - 70.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,389,434	$135,677,318

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $109,742,017)		$135,677,318
MULTI-INDEX 2060 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 23.4%
Exchange-traded funds - 23.4%
Financial Select Sector SPDR Fund	56,816	$2,158,440
Vanguard Emerging Markets Government Bond ETF	22,849	1,815,810
Vanguard FTSE Emerging Markets ETF (C)	57,589	3,102,895
Vanguard Health Care ETF	9,059	2,173,979
Vanguard Information Technology ETF	5,515	2,053,124
Vanguard Intermediate-Term Corporate Bond ETF	41,066	3,868,007
Vanguard Mid-Cap ETF	46,683	10,919,154
Vanguard S&P 500 ETF	3,921	1,514,016
Vanguard Small-Cap ETF	8,204	1,826,046
Vanguard Total Bond Market ETF	162,627	13,865,578
Xtrackers USD High Yield Corporate Bond ETF	48,068	1,922,238

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $38,937,011)		$45,219,287
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.0%
U.S. Government - 6.0%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$5,477,700	2,875,111
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	3,578,000	1,955,625
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	5,293,500	2,874,735
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	7,524,000	3,797,505

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $12,652,838)		$11,502,976
SHORT-TERM INVESTMENTS - 1.8%
Short-term funds - 1.8%
John Hancock Collateral Trust, 0.0241% (D)(E)	308,642	3,087,990
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	391,046	391,046

TOTAL SHORT-TERM INVESTMENTS (Cost $3,478,946)		$3,479,036
Total investments (Cost $164,810,812) - 101.6%		$195,878,617
Other assets and liabilities, net - (1.6%)		(3,062,458)
TOTAL NET ASSETS - 100.0%		$192,816,159
MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.5%
Equity - 70.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,034,139	$260,593,308

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $212,112,005)		$260,593,308
UNAFFILIATED INVESTMENT COMPANIES - 23.4%
Exchange-traded funds - 23.4%
Financial Select Sector SPDR Fund	108,402	4,118,192
Vanguard Emerging Markets Government Bond ETF	45,173	3,589,898
Vanguard FTSE Emerging Markets ETF (C)	109,985	5,925,992
2	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2055 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Health Care ETF	17,295	$4,150,454
Vanguard Information Technology ETF	10,590	3,942,445
Vanguard Intermediate-Term Corporate Bond ETF (C)	78,471	7,391,183
Vanguard Mid-Cap ETF	89,631	20,964,691
Vanguard S&P 500 ETF	7,527	2,906,401
Vanguard Small-Cap ETF	15,647	3,482,709
Vanguard Total Bond Market ETF	310,842	26,502,389
Xtrackers USD High Yield Corporate Bond ETF	91,802	3,671,161

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $72,448,755)		$86,645,515
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.9%
U.S. Government - 5.9%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$10,509,500	5,516,180
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	6,871,400	3,755,697
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	10,173,100	5,524,694
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	14,384,000	7,259,876

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $24,210,231)		$22,056,447
SHORT-TERM INVESTMENTS - 1.7%
Short-term funds - 1.7%
John Hancock Collateral Trust, 0.0241% (D)(E)	597,138	5,974,426
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	344,174	344,174

TOTAL SHORT-TERM INVESTMENTS (Cost $6,318,312)		$6,318,600
Total investments (Cost $315,089,303) - 101.5%		$375,613,870
Other assets and liabilities, net - (1.5%)		(5,711,638)
TOTAL NET ASSETS - 100.0%		$369,902,232
MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.5%
Equity - 70.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	32,941,328	$476,002,187

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $356,139,211)		$476,002,187
UNAFFILIATED INVESTMENT COMPANIES - 23.3%
Exchange-traded funds - 23.3%
Financial Select Sector SPDR Fund	197,020	7,484,790
Vanguard Emerging Markets Government Bond ETF	81,995	6,516,143
Vanguard FTSE Emerging Markets ETF (C)	200,614	10,809,082
Vanguard Health Care ETF	31,516	7,563,210
Vanguard Information Technology ETF	19,313	7,189,844
Vanguard Intermediate-Term Corporate Bond ETF	142,555	13,427,255
Vanguard Mid-Cap ETF	163,511	38,245,223
MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard S&P 500 ETF	13,761	$5,313,535
Vanguard Small-Cap ETF	28,709	6,390,049
Vanguard Total Bond Market ETF	564,531	48,131,913
Xtrackers USD High Yield Corporate Bond ETF	167,015	6,678,929

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $129,917,885)		$157,749,973
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.0%
U.S. Government - 6.0%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$19,220,800	10,088,528
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	12,566,700	6,868,573
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	18,605,100	10,103,850
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	26,306,000	13,277,134

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $44,084,255)		$40,338,085
SHORT-TERM INVESTMENTS - 1.8%
Short-term funds - 1.8%
John Hancock Collateral Trust, 0.0241% (D)(E)	1,067,085	10,676,291
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,360,482	1,360,482

TOTAL SHORT-TERM INVESTMENTS (Cost $12,036,265)		$12,036,773
Total investments (Cost $542,177,616) - 101.6%		$686,127,018
Other assets and liabilities, net - (1.6%)		(10,663,377)
TOTAL NET ASSETS - 100.0%		$675,463,641
MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 68.6%
Equity - 68.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	39,639,690	$572,793,515

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $418,418,610)		$572,793,515
UNAFFILIATED INVESTMENT COMPANIES - 24.9%
Exchange-traded funds - 24.9%
Financial Select Sector SPDR Fund	241,230	9,164,328
iShares Global Infrastructure ETF	6,985	328,155
iShares MSCI Global Min Vol Factor ETF	37,634	3,893,237
Vanguard Dividend Appreciation ETF	16,648	2,592,094
Vanguard Emerging Markets Government Bond ETF	150,100	11,928,447
Vanguard Energy ETF	23,475	1,708,041
Vanguard FTSE Emerging Markets ETF (C)	208,924	11,256,825
Vanguard Global ex-U.S. Real Estate ETF	5,608	330,199
Vanguard Health Care ETF	38,721	9,292,266
Vanguard Information Technology ETF	23,808	8,863,242
Vanguard Intermediate-Term Corporate Bond ETF	152,906	14,402,216
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	3

MULTI-INDEX 2045 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Materials ETF	3,872	$741,023
Vanguard Mid-Cap ETF	187,207	43,787,717
Vanguard Real Estate ETF	10,733	1,072,012
Vanguard S&P 500 ETF	1,155	445,980
Vanguard Small-Cap ETF	31,324	6,972,096
Vanguard Total Bond Market ETF	732,372	62,442,037
Xtrackers USD High Yield Corporate Bond ETF (C)	483,603	19,339,284

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $167,487,175)		$208,559,199
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.3%
U.S. Government - 6.3%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$24,924,900	13,082,471
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	16,297,400	8,907,659
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	24,127,000	13,102,622
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	34,116,000	17,218,988

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $56,880,759)		$52,311,740
SHORT-TERM INVESTMENTS - 3.6%
Short-term funds - 3.6%
John Hancock Collateral Trust, 0.0241% (D)(E)	2,791,279	27,927,021
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	2,085,601	2,085,601

TOTAL SHORT-TERM INVESTMENTS (Cost $30,011,951)		$30,012,622
Total investments (Cost $672,798,495) - 103.4%		$863,677,076
Other assets and liabilities, net - (3.4%)		(28,372,753)
TOTAL NET ASSETS - 100.0%		$835,304,323
MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 63.9%
Equity - 63.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	43,935,653	$634,870,192

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $452,725,752)		$634,870,192
UNAFFILIATED INVESTMENT COMPANIES - 29.4%
Exchange-traded funds - 29.4%
Financial Select Sector SPDR Fund	258,664	9,826,645
iShares Global Infrastructure ETF	11,715	550,371
iShares MSCI Global Min Vol Factor ETF	71,112	7,356,536
Vanguard Dividend Appreciation ETF	31,502	4,904,861
Vanguard Emerging Markets Government Bond ETF	296,870	23,592,259
Vanguard Energy ETF	39,958	2,907,344
Vanguard FTSE Emerging Markets ETF (C)	120,352	6,484,566
Vanguard Global ex-U.S. Real Estate ETF	9,405	553,766
MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Health Care ETF	42,831	$10,278,583
Vanguard Information Technology ETF	25,462	9,478,993
Vanguard Intermediate-Term Corporate Bond ETF	196,240	18,483,846
Vanguard Materials ETF	6,499	1,243,779
Vanguard Mid-Cap ETF	179,155	41,904,355
Vanguard Real Estate ETF	18,058	1,803,633
Vanguard S&P 500 ETF	22,586	8,721,132
Vanguard Small-Cap ETF	24,680	5,493,274
Vanguard Total Bond Market ETF	1,252,136	106,757,116
Xtrackers USD High Yield Corporate Bond ETF (C)	786,649	31,458,094

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $245,336,021)		$291,799,153
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.4%
U.S. Government - 6.4%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$30,164,500	15,832,609
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	19,722,900	10,779,932
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	29,197,900	15,856,469
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	41,285,000	20,837,318

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $68,860,254)		$63,306,328
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
John Hancock Collateral Trust, 0.0241% (D)(E)	1,787,274	17,881,858
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	2,748,526	2,748,526

TOTAL SHORT-TERM INVESTMENTS (Cost $20,629,567)		$20,630,384
Total investments (Cost $787,551,594) - 101.8%		$1,010,606,057
Other assets and liabilities, net - (1.8%)		(18,050,715)
TOTAL NET ASSETS - 100.0%		$992,555,342
MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 56.3%
Equity - 56.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	47,018,511	$679,417,482

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $470,126,023)		$679,417,482
UNAFFILIATED INVESTMENT COMPANIES - 36.9%
Exchange-traded funds - 36.9%
Financial Select Sector SPDR Fund	286,335	10,877,867
iShares Global Infrastructure ETF	18,715	879,231
iShares MSCI Global Min Vol Factor ETF	117,981	12,205,134
Vanguard Dividend Appreciation ETF	52,303	8,143,577
Vanguard Emerging Markets Government Bond ETF	513,256	40,788,454
4	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2035 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Energy ETF	63,958	$4,653,584
Vanguard Global ex-U.S. Real Estate ETF	15,058	886,615
Vanguard Health Care ETF	49,045	11,769,819
Vanguard Information Technology ETF	28,288	10,531,057
Vanguard Intermediate-Term Corporate Bond ETF	620,468	58,441,881
Vanguard Materials ETF	10,382	1,986,907
Vanguard Mid-Cap ETF	144,190	33,726,041
Vanguard Real Estate ETF	28,832	2,879,740
Vanguard S&P 500 ETF	40,531	15,650,235
Vanguard Small-Cap ETF	22,839	5,083,505
Vanguard Total Bond Market ETF	2,058,518	175,509,242
Xtrackers USD High Yield Corporate Bond ETF (C)	1,296,315	51,839,637

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $391,775,955)		$445,852,526
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.5%
U.S. Government - 6.5%
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	$37,512,800	19,689,552
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	24,528,000	13,406,253
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	36,310,800	19,719,264
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	51,344,000	25,914,285

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $85,695,964)		$78,729,354
SHORT-TERM INVESTMENTS - 2.5%
Short-term funds - 2.5%
John Hancock Collateral Trust, 0.0241% (D)(E)	2,731,335	27,327,284
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	3,029,274	3,029,274

TOTAL SHORT-TERM INVESTMENTS (Cost $30,357,226)		$30,356,558
Total investments (Cost $977,955,168) - 102.2%		$1,234,355,920
Other assets and liabilities, net - (2.2%)		(27,043,031)
TOTAL NET ASSETS - 100.0%		$1,207,312,889
MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 40.1%
Equity - 40.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	36,082,715	$521,395,231

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $353,599,731)		$521,395,231
UNAFFILIATED INVESTMENT COMPANIES - 53.1%
Exchange-traded funds - 53.1%
Financial Select Sector SPDR Fund	266,171	10,111,836
Invesco Senior Loan ETF	282,298	6,267,016
iShares Global Infrastructure ETF	25,271	1,187,232
MULTI-INDEX 2030 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
iShares MSCI Global Min Vol Factor ETF	156,274	$16,166,545
SPDR Portfolio Short Term Corporate Bond ETF	110,986	3,479,411
Vanguard Dividend Appreciation ETF	69,043	10,749,995
Vanguard Emerging Markets Government Bond ETF	707,273	56,206,985
Vanguard Energy ETF	86,062	6,261,871
Vanguard FTSE Developed Markets ETF	163,545	8,573,029
Vanguard Global ex-U.S. Real Estate ETF	20,224	1,190,789
Vanguard Health Care ETF	47,791	11,468,884
Vanguard Information Technology ETF	26,578	9,894,458
Vanguard Intermediate-Term Corporate Bond ETF	1,075,989	101,347,404
Vanguard Materials ETF	14,009	2,681,042
Vanguard Mid-Cap ETF	84,379	19,736,248
Vanguard Real Estate ETF	38,950	3,890,326
Vanguard S&P 500 ETF	60,665	23,424,576
Vanguard Short-Term Corporate Bond ETF	41,993	3,479,540
Vanguard Small-Cap ETF	15,591	3,470,245
Vanguard Total Bond Market ETF	3,824,081	326,041,147
Xtrackers USD High Yield Corporate Bond ETF (C)	1,649,695	65,971,303

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $628,796,422)		$691,599,882
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.5%
U.S. Government - 6.5%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$1,520,031	1,595,320
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	2,282,512	2,481,481
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	2,762,995	3,013,668
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	36,897,100	19,366,386
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	24,124,500	13,185,712
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	35,714,600	19,395,486
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	50,503,000	25,489,816

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $90,719,828)		$84,527,869
SHORT-TERM INVESTMENTS - 3.4%
Short-term funds - 3.4%
John Hancock Collateral Trust, 0.0241% (D)(E)	4,028,757	40,308,114
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	3,907,628	3,907,628

TOTAL SHORT-TERM INVESTMENTS (Cost $44,215,158)		$44,215,742
Total investments (Cost $1,117,331,139) - 103.1%		$1,341,738,724
Other assets and liabilities, net - (3.1%)		(40,329,953)
TOTAL NET ASSETS - 100.0%		$1,301,408,771
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	5

MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 24.0%
Equity - 24.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,140,233	$262,126,364

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $175,386,302)		$262,126,364
UNAFFILIATED INVESTMENT COMPANIES - 66.3%
Exchange-traded funds - 66.3%
Invesco Senior Loan ETF	1,548,002	34,365,644
iShares Global Infrastructure ETF	26,016	1,222,232
iShares MSCI Global Min Vol Factor ETF	156,779	16,218,788
SPDR Portfolio Short Term Corporate Bond ETF	1,358,860	42,600,261
Vanguard Dividend Appreciation ETF (C)	69,543	10,827,845
Vanguard Emerging Markets Government Bond ETF	712,811	56,647,090
Vanguard Energy ETF	89,109	6,483,571
Vanguard Global ex-U.S. Real Estate ETF	20,887	1,229,827
Vanguard Intermediate-Term Corporate Bond ETF	1,422,191	133,956,170
Vanguard Materials ETF	14,436	2,762,762
Vanguard Mid-Cap ETF (C)	12,047	2,817,793
Vanguard Real Estate ETF	40,657	4,060,821
Vanguard S&P 500 ETF	48,455	18,709,929
Vanguard Short-Term Corporate Bond ETF	514,022	42,591,863
Vanguard Small-Cap ETF (C)	5,694	1,267,371
Vanguard Total Bond Market ETF	3,322,718	283,294,936
Xtrackers USD High Yield Corporate Bond ETF	1,589,285	63,555,507

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $678,014,418)		$722,612,410
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.4%
U.S. Government - 9.4%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$15,668,747	16,444,840
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	23,544,577	25,596,982
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	28,495,243	31,080,479
U.S. Treasury STRIPS, PO, 2.341%, 11/15/2048	14,022,200	7,359,910
U.S. Treasury STRIPS, PO, 2.343%, 02/15/2047	9,166,300	5,010,019
U.S. Treasury STRIPS, PO, 2.346%, 05/15/2047	13,570,800	7,369,878
U.S. Treasury STRIPS, PO, 2.355%, 05/15/2050	19,190,000	9,685,555

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $101,786,640)		$102,547,663
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	4,784,739	4,784,739

TOTAL SHORT-TERM INVESTMENTS (Cost $4,784,739)		$4,784,739
Total investments (Cost $959,972,099) - 100.1%		$1,092,071,176
Other assets and liabilities, net - (0.1%)		(1,225,168)
TOTAL NET ASSETS - 100.0%		$1,090,846,008
MULTI-INDEX INCOME PRESERVATION PORTFOLIO

As of 5-31-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 7.4%
Equity - 7.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,711,874	$53,636,576

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $35,113,622)		$53,636,576
UNAFFILIATED INVESTMENT COMPANIES - 80.1%
Exchange-traded funds - 80.1%
Invesco Senior Loan ETF	1,726,291	38,323,660
iShares Global Infrastructure ETF	20,762	975,399
iShares MSCI Global Min Vol Factor ETF	158,225	16,368,376
SPDR Portfolio Short Term Corporate Bond ETF	1,481,417	46,442,423
Vanguard Dividend Appreciation ETF	47,018	7,320,703
Vanguard Emerging Markets Government Bond ETF	517,650	41,137,646
Vanguard Energy ETF	69,909	5,086,579
Vanguard Global ex-U.S. Real Estate ETF	16,616	978,350
Vanguard Intermediate-Term Corporate Bond ETF	1,446,052	136,203,638
Vanguard Materials ETF (C)	11,520	2,204,698
Vanguard Real Estate ETF	31,831	3,179,280
Vanguard S&P 500 ETF	44,404	17,145,717
Vanguard Short-Term Corporate Bond ETF	560,392	46,434,081
Vanguard Total Bond Market ETF	2,013,900	171,705,112
Xtrackers USD High Yield Corporate Bond ETF (C)	1,115,790	44,620,442

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $542,078,899)		$578,126,104
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.2%
U.S. Government - 12.2%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$18,974,061	19,913,870
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	28,509,870	30,995,105
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	34,503,090	37,633,390

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $84,754,723)		$88,542,365
SHORT-TERM INVESTMENTS - 4.3%
Short-term funds - 4.3%
John Hancock Collateral Trust, 0.0241% (D)(E)	2,905,338	29,068,196
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,759,733	1,759,733

TOTAL SHORT-TERM INVESTMENTS (Cost $30,826,910)		$30,827,929
Total investments (Cost $692,774,154) - 104.0%		$751,132,974
Other assets and liabilities, net - (4.0%)		(28,909,434)
TOTAL NET ASSETS - 100.0%		$722,223,540
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
6	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)

PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-21.
(D)	The rate shown is the annualized seven-day yield as of 5-31-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	7

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2065 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,959,574	$4,959,574	—	—
Unaffiliated investment companies	1,630,626	1,630,626	—	—
U.S. Government and Agency obligations	425,450	—	$425,450	—
Short-term investments	127,334	127,334	—	—
Total investments in securities	$7,142,984	$6,717,534	$425,450	—

Multi-Index 2060 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$135,677,318	$135,677,318	—	—
Unaffiliated investment companies	45,219,287	45,219,287	—	—
U.S. Government and Agency obligations	11,502,976	—	$11,502,976	—
Short-term investments	3,479,036	3,479,036	—	—
Total investments in securities	$195,878,617	$184,375,641	$11,502,976	—

Multi-Index 2055 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$260,593,308	$260,593,308	—	—
Unaffiliated investment companies	86,645,515	86,645,515	—	—
U.S. Government and Agency obligations	22,056,447	—	$22,056,447	—
8	|

	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2055 Preservation Portfolio (continued)
Short-term investments	$6,318,600	$6,318,600	—	—
Total investments in securities	$375,613,870	$353,557,423	$22,056,447	—

Multi-Index 2050 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$476,002,187	$476,002,187	—	—
Unaffiliated investment companies	157,749,973	157,749,973	—	—
U.S. Government and Agency obligations	40,338,085	—	$40,338,085	—
Short-term investments	12,036,773	12,036,773	—	—
Total investments in securities	$686,127,018	$645,788,933	$40,338,085	—

Multi-Index 2045 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$572,793,515	$572,793,515	—	—
Unaffiliated investment companies	208,559,199	208,559,199	—	—
U.S. Government and Agency obligations	52,311,740	—	$52,311,740	—
Short-term investments	30,012,622	30,012,622	—	—
Total investments in securities	$863,677,076	$811,365,336	$52,311,740	—

Multi-Index 2040 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$634,870,192	$634,870,192	—	—
Unaffiliated investment companies	291,799,153	291,799,153	—	—
U.S. Government and Agency obligations	63,306,328	—	$63,306,328	—
Short-term investments	20,630,384	20,630,384	—	—
Total investments in securities	$1,010,606,057	$947,299,729	$63,306,328	—

Multi-Index 2035 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$679,417,482	$679,417,482	—	—
Unaffiliated investment companies	445,852,526	445,852,526	—	—
U.S. Government and Agency obligations	78,729,354	—	$78,729,354	—
Short-term investments	30,356,558	30,356,558	—	—
Total investments in securities	$1,234,355,920	$1,155,626,566	$78,729,354	—

Multi-Index 2030 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$521,395,231	$521,395,231	—	—
Unaffiliated investment companies	691,599,882	691,599,882	—	—
U.S. Government and Agency obligations	84,527,869	—	$84,527,869	—
Short-term investments	44,215,742	44,215,742	—	—
Total investments in securities	$1,341,738,724	$1,257,210,855	$84,527,869	—

Multi-Index 2025 Preservation Portfolio
Investments in securities:
Assets
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	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2025 Preservation Portfolio (continued)
Affiliated investment companies	$262,126,364	$262,126,364	—	—
Unaffiliated investment companies	722,612,410	722,612,410	—	—
U.S. Government and Agency obligations	102,547,663	—	$102,547,663	—
Short-term investments	4,784,739	4,784,739	—	—
Total investments in securities	$1,092,071,176	$989,523,513	$102,547,663	—

Multi-Index Income Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$53,636,576	$53,636,576	—	—
Unaffiliated investment companies	578,126,104	578,126,104	—	—
U.S. Government and Agency obligations	88,542,365	—	$88,542,365	—
Short-term investments	30,827,929	30,827,929	—	—
Total investments in securities	$751,132,974	$662,590,609	$88,542,365	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2065 Preservation Portfolio
John Hancock Collateral Trust	5,465	—	$103,683	$(49,003)	—	$1	—	—	$54,681
Strategic Equity Allocation	343,223	—	5,305,740	(613,624)	$(9,485)	276,943	$10,207	$32,043	4,959,574
					$(9,485)	$276,944	$10,207	$32,043	$5,014,255
Multi-Index 2060 Preservation Portfolio
John Hancock Collateral Trust	308,642	—	$11,268,820	$(8,180,863)	$(57)	$90	$573	—	$3,087,990
Strategic Equity Allocation	9,389,434	$100,938,223	21,034,620	(5,140,411)	(193,306)	19,038,192	1,667,859	$5,235,940	135,677,318
					$(193,363)	$19,038,282	$1,668,432	$5,235,940	$138,765,308
Multi-Index 2055 Preservation Portfolio
John Hancock Collateral Trust	597,138	—	$54,284,685	$(48,310,248)	$(299)	$288	$4,342	—	$5,974,426
Strategic Equity Allocation	18,034,139	$224,931,908	18,231,657	(20,889,203)	(240,703)	38,559,649	3,529,096	$11,078,952	260,593,308
					$(241,002)	$38,559,937	$3,533,438	$11,078,952	$266,567,734
Multi-Index 2050 Preservation Portfolio
John Hancock Collateral Trust	1,067,085	—	$83,792,689	$(73,116,248)	$(658)	$508	$6,782	—	$10,676,291
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	32,941,328	$427,395,461	$29,081,154	$(51,302,325)	$2,378,021	$68,449,876	$6,533,213	$20,509,826	$476,002,187
					$2,377,363	$68,450,384	$6,539,995	$20,509,826	$486,678,478
Multi-Index 2045 Preservation Portfolio
John Hancock Collateral Trust	2,791,279	$6,697,405	$70,123,584	$(48,890,628)	$5,746	$(9,086)	$31,008	—	$27,927,021
Strategic Equity Allocation	39,639,690	523,292,744	34,115,733	(70,696,522)	3,008,976	83,072,584	7,902,137	$24,807,314	572,793,515
					$3,014,722	$83,063,498	$7,933,145	$24,807,314	$600,720,536
Multi-Index 2040 Preservation Portfolio
John Hancock Collateral Trust	1,787,274	—	$85,594,699	$(67,712,458)	$(1,200)	$817	$13,231	—	$17,881,858
Strategic Equity Allocation	43,935,653	$602,926,766	38,118,005	(102,779,825)	4,877,113	91,728,133	8,841,156	$27,755,194	634,870,192
					$4,875,913	$91,728,950	$8,854,387	$27,755,194	$652,752,050
Multi-Index 2035 Preservation Portfolio
John Hancock Collateral Trust	2,731,335	$258,397	$113,287,489	$(86,216,730)	$(757)	$(1,115)	$35,240	—	$27,327,284
Strategic Equity Allocation	47,018,511	677,823,579	42,823,298	(148,162,246)	15,933,333	90,999,518	9,622,775	$30,208,943	679,417,482
					$15,932,576	$90,998,403	$9,658,015	$30,208,943	$706,744,766
Multi-Index 2030 Preservation Portfolio
John Hancock Collateral Trust	4,028,757	$66,166	$303,226,822	$(262,979,815)	$(5,528)	$469	$39,518	—	$40,308,114
Strategic Equity Allocation	36,082,715	571,991,320	33,128,299	(169,010,596)	30,351,416	54,934,792	7,560,676	$23,735,359	521,395,231
					$30,345,888	$54,935,261	$7,600,194	$23,735,359	$561,703,345
Multi-Index 2025 Preservation Portfolio
John Hancock Collateral Trust	—	$136,813,298	$1,003,490,054	$(1,140,256,309)	$(48,578)	$1,535	$113,936	—	—
Strategic Equity Allocation	18,140,233	331,289,458	26,780,363	(143,122,424)	29,710,847	17,468,120	3,986,437	$12,514,689	$262,126,364
					$29,662,269	$17,469,655	$4,100,373	$12,514,689	$262,126,364
Multi-Index Income Preservation Portfolio
John Hancock Collateral Trust	2,905,338	$529,384	$333,491,011	$(304,941,891)	$(10,406)	$98	$46,944	—	$29,068,196
Strategic Equity Allocation	3,711,874	25,306,158	37,278,058	(27,028,388)	4,790,922	13,289,826	875,165	$2,747,422	53,636,576
					$4,780,516	$13,289,924	$922,109	$2,747,422	$82,704,772
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For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
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